Structured Entities and Derecognition of Financial Assets - Schedule of Unconsolidated Entity Balance Sheet Amounts and Maximum Exposure to Loss (Detail) - CAD ($) $ in Millions	Oct. 31, 2025		Oct. 31, 2024		Oct. 31, 2023
On-balance sheet assets at carrying value
Cash and non-interest-bearing deposits with banks	$ 12,379	[1]	$ 8,565	[1]	$ 20,816
Securities	283,235		254,345
Loans	593,896
On-balance sheet liabilities at carrying value
Deposits	26,723		20,009
Derivatives	41,411		40,654
Single-seller and multi seller conduits [member]
On-balance sheet assets at carrying value
Securities	592
Loans	135
Total	727		377
Maximum exposure to loss, net of hedges
Maximum exposure to loss, net of hedges Investments and loans	727
Liquidity, credit facilities and commitments	22,197
Total	22,924		17,014
Third-party structured vehicles [member]
On-balance sheet assets at carrying value
Securities	6,022
Loans	1,676
Investments in equity-accounted associates and joint ventures	51
Total	7,749		4,977
Maximum exposure to loss, net of hedges
Maximum exposure to loss, net of hedges Investments and loans	7,749
Liquidity, credit facilities and commitments	2,065
Total	9,814		6,630
Loan financing [member]
On-balance sheet assets at carrying value
Loans	19,341
Total	19,341		10,640
Maximum exposure to loss, net of hedges
Maximum exposure to loss, net of hedges Investments and loans	19,341
Liquidity, credit facilities and commitments	10,428
Total	29,769		19,166
Other [member]
On-balance sheet assets at carrying value
Cash and non-interest-bearing deposits with banks	943
Securities	791
Loans	303
Investments in equity-accounted associates and joint ventures	1
Total	2,038		1,795
On-balance sheet liabilities at carrying value
Deposits	948
Derivatives	41
Other	267
Total	1,256		1,050
Maximum exposure to loss, net of hedges
Maximum exposure to loss, net of hedges Investments and loans	1,095
Notional of written derivatives, less fair value losses	18
Liquidity, credit facilities and commitments	201
Less: hedges of investments, loans and written derivatives exposure	(18)
Total	$ 1,296		$ 1,323

[1]	Includes restricted cash of $579 million (2024: $466 million) and interest-bearing demand deposits with Bank of Canada.